2. Accounting Policies and Estimates (Annual) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Plant and Equipment Useful lives
Intangible Useful lives
Description	Useful Life

Betting Platform Software	15 years
Multigioco and Rifa ADM Licenses	1.5	to	7	years
Location contracts	5	to	7	years
Customer relationships	10	to	18	years
Trademarks/Tradenames	10	to	14	years
Websites	5 years
Non-compete agreements	4 years

Description	Useful Life (in years)

Betting Platform Software	15
Ulisse Bookmaker License	Indefinite
Multigioco and Rifa ADM Licenses	1.5	-	7
Location contracts	5	-	7
Customer relationships	10	-	18
Trademarks/Tradenames	10	-	14
Websites	5
Non-compete agreements	4